Description of Business (FY) (Details) - USD ($)		3 Months Ended				6 Months Ended					12 Months Ended
	Mar. 23, 2017	Dec. 31, 2017	Jun. 30, 2017	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 24, 2017	Dec. 31, 2014
Formation of the Company [Abstract]
Cash consideration	$ 600,000
Number of common shares issued, pre-split (in shares)	2,351,355
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of common shares retired, pre-split (in shares)	5,000,000
Beneficial ownership percentage		55.00%	55.00%			55.00%	55.00%
Going Concern [Abstract]
Equity balance		$ (253,985)	$ 96,465		$ (17,800)	$ (253,985)	$ 96,465	$ (17,800)			$ (17,800)	$ (12,164)		$ (14,196)
Working capital balance		(255,324)	94,965			(255,324)	94,965
Net loss		$ (240,636)	$ (232,380)	$ (108,355)	$ 14,108	$ (470,450)	$ (340,735)	$ 73,496	$ (60,833)	$ (83,482)	$ 12,664	$ 22,036
Series A Preferred Stock [Member]
Formation of the Company [Abstract]
Number of convertible preferred shares issued, pre-split (in shares)	324,327
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001			$ 0.001	$ 0.001						$ 0.001